Core Deposit Intangible (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 06, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of core deposit intangible	$ 601	$ 613	$ 220
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	601
Finite-Lived Intangible Assets, Amortization Expense, Year Two	601
Finite-Lived Intangible Assets, Amortization Expense, Year Three	601
Finite-Lived Intangible Assets, Amortization Expense, Year Four	601
Finite-Lived Intangible Assets, Amortization Expense, Year Five	601
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	3,400
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Core deposit intangible	6,986	8,353
Finite-Lived Intangible Assets, Period Increase (Decrease)	0	(754)
Accumulated amortization	(601)	(613)
Core deposit intangible, net	$ 6,385	$ 6,986
NewportBancorpInc [Member]
Finite-Lived Intangible Assets [Line Items]
Assumption of Deposit Liabilities				$ 288,400
Finite-Lived Core Deposits, Gross				216,200
Core deposit intangible				$ 7,800